Unaudited Condensed Consolidated Statement of Cash Flows £ in Millions	6 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Cash flows from operating activities
Profit for the period	£ 1,661	£ 1,934
Taxation	537	530
Share of after tax results of associates and joint ventures	(154)	(176)
Net finance charges	200	154
Non-operating items	(5)	0
Operating profit	2,239	2,442
Increase in inventories	(112)	(85)
Increase in trade and other receivables	(1,078)	(1,016)
Increase in trade and other payables and provisions	1,161	423
Net increase in working capital	(29)	(678)
Depreciation, amortisation and impairment	219	286
Dividends received	82	3
Post employment payments less amounts included in operating profit	(14)	(60)
Other items	(1)	(5)
Adjustments to reconcile profit (loss), Total	286	224
Cash generated from operations	2,496	1,988
Interest received	84	86
Interest paid	(266)	(239)
Taxation paid	(316)	(547)
Net total of interest received, interest paid and taxation paid	(498)	(700)
Net cash inflow from operating activities	1,998	1,288
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	8	8
Purchase of property, plant and equipment and computer software	(250)	(330)
Movements in loans and other investments	(3)	0
Sale of businesses and brands	5	0
Acquisition of businesses	(364)	(106)
Net cash outflow from investing activities	(604)	(428)
Cash flows from financing activities
Share buyback programme	0	(1,155)
Proceeds from issue of share capital	0	1
Net sale of own shares for share schemes	9	33
Dividends paid to non-controlling interests	(53)	(76)
Proceeds from bonds	1,031	1,289
Repayment of bonds	(1,247)	0
Purchase of shares of non-controlling interests	(34)	(25)
Net movements in other borrowings	(345)	209
Equity dividends paid	(992)	(1,006)
Net cash outflow from financing activities	(1,631)	(730)
Net (decrease)/increase in net cash and cash equivalents	(237)	130
Exchange differences	(236)	(32)
Net cash and cash equivalents at beginning of the period	3,153	721
Net cash and cash equivalents at end of the period	2,680	819
Net cash and cash equivalents consist of:
Cash and cash equivalents	2,763	950
Bank overdrafts	£ (83)	£ (131)